Document And Entity Information	9 Months Ended
Sep. 30, 2020
Document Information Line Items
Entity Registrant Name	HALL OF FAME RESORT & ENTERTAINMENT COMPANY
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0001708176
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE